Loan receivables in the financial services segment	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Loan receivables in the financial services segment
9.
Loan receivables in the financial services segment

	2023	2022
(in $ millions)	$	$
Non-current
Non-current loan receivables	54	—
Less: Loss allowance	*	—
	54	—
Current
Current loan receivables	306	207
Less: Loss allowance (see Note 26)	(34)	(22)
	272	185

* Amounts less than $1 million

These financial assets comprise term loans provided to merchant-partners, driver-partners and consumers, and unsecured retail loans through the digital banking business.

The exposure of loan receivables to relevant financial risks (credit, currency and interest rate risk) is disclosed in Note 26.